MERRILL LYNCH
                                                                 CALIFORNIA
                                                                 MUNICIPAL
                                                                 BOND FUND

                               [GRAPHIC OMITTED]

                                                        STRATEGIC
                                                                 Performance

                                                                 Annual Report
                                                                 August 31, 1998

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

TO OUR SHAREHOLDERS

The Municipal Market Environment

Long-term tax-exempt bond yields declined slightly during the six months ended August 31, 1998. Throughout most of this year, foreign economic factors have continued to outweigh US domestic fundamentals. Thus far this year, the near absence of inflationary pressures in the United States continued to support low interest rates. Consistently strong domestic economic growth has caused some investors to fear that the Federal Reserve Board would be forced eventually to raise short-term interest rates. Such action would be taken to ensure that the US economy's present rate of growth would decelerate before any inflationary pressures could develop. However, the weakening financial conditions in many Asian countries, combined with the currency devaluation in Russia, calmed investor concerns of Federal Reserve Board intervention, and fixed-income bond prices again moved higher. As measured by the Bond Buyer Revenue Bond Index, long-term uninsured municipal bond yields fell approximately 10 basis points (0.10%) to end the August quarter at 5.26%. As in late 1997 and early 1998, US Treasury bond yields benefited from a "flight to quality" as foreign investors were drawn to the relative safe haven of US Government securities. Additionally, the sharp US equity market correction at the end of August triggered an additional flight into US Treasury securities. Long-term US Treasury bond yields declined approximately 70 basis points to end the August quarter at 5.21%.

Thus far in 1998, the municipal bond market has experienced unexpectedly strong supply pressures. To a large extent, these supply pressures have prevented tax-exempt bond yields from declining as much as US Treasury bond yields. During the first six months of 1998, nearly $150 billion in new tax-exempt bonds were underwritten, an increase of about 40% compared to the same period a year ago. During the most recent three months, municipalities issued almost $75 billion in new securities, an increase of nearly 25% compared to the same three-month period in 1997.

However, the recent pace of new municipal bond issuance is unlikely to be maintained. Continued increases in bond issuance will require lower and lower tax-exempt bond yields to generate the economic savings necessary for additional municipal bond refinancings. Preliminary estimates for 1998 total municipal bond issuance are in the $200 bil- lion-$225 billion range. These estimates suggest that recent supply pressures, which have lessened recently, are likely to abate later in the year.

The continued impact of the Asian financial crisis on the US domestic economy's future growth remains unclear. Current Asian economic conditions continue to reflect ongoing weakness. Recent trade data indicated that reduced US exports to these countries might have lowered US economic growth in the first half of 1998 by as much as 2%. Since further trade deterioration is likely in the coming months, we do not believe that the Federal Reserve Board will be willing to raise interest rates, barring a dramatic and unexpected resurgence of domestic inflation.

These factors suggest that over the near term, interest rates in general are unlikely to rise by any appreciable amount. Recent supply pressures have caused municipal bond yield ratios to rise relative to US Treasury bond yields. At August 31, 1998, long-term tax-exempt bond yields were at attractive yield ratios relative to US Treasury securities of comparable maturities (over 90%), well in excess of their expected range of 85%-88%. Tax-exempt bond yield ratios rarely exceeded 90% in the 1980s and 1990s. Previous instances have usually been associated with potential changes in Federal tax codes that would have adversely affected the tax-favored status of municipal bonds. The present situation has developed largely because of a temporary supply imbalance. These imbalances should soon be corrected as tax-exempt bond issuance slows from its current rapid pace later this year. Any further pressure on the municipal market may well represent a very attractive investment opportunity.

Fiscal Year in Review

During the fiscal year ended August 31, 1998, the municipal marketplace was characterized by rather restricted price movements within certain identifiable trading ranges. A combination of several positive technical and economic factors contributed to an environment where the fixed-income markets,

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

particularly the tax-exempt market, reached historically low nominal interest rate levels.

Our strategy during the fiscal year was to strive to remain fully invested, taking advantage of any dips in market price to position the Fund more aggressively. The challenge over the past 12 months has been to identify which periods constituted market retracements in an effort to concentrate the Fund's buying power during these events, whether through the rather ample 1997-1998 new-issue calendar, or through the secondary marketplace. During April and May of 1998, when such a period did arise, we utilized a temporary backup in interest rates to position the Fund more aggressively.

Throughout the 12-month period ended August 31, 1998, we invested in higher-yielding municipal securities that were within the Fund's credit standards to seek to maintain an attractive level of tax-exempt income. By fiscal year-end, with long-term municipal yields nearing 5%, we sold some of the Fund's more aggressively structured discount securities. Proceeds of these sales were concentrated in cash reserves or used to purchase less interest rate-sensitive, income-oriented holdings. Although the fundamental economic backdrop for the marketplace is still quite supportive, we would expect the municipal market to participate only marginally in any further price gains. As a result of these strategies, total return for the Fund's Class A, Class B, Class C and Class D Shares was +8.39%, +7.84%, +7.65% and +8.28%, respectively, for the 12-month period ended August 31, 1998.

Looking ahead, we anticipate following a slightly less aggressive strategy, since substantial future price gains are unlikely, barring a drastic change in investor expectations regarding the performance of fixed-income securities in the current low interest rate environment. Consequently, we expect to remain focused on seeking to deliver a high level of current income without sacrificing credit quality.

In Conclusion

We appreciate your investment in Merrill Lynch California Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Walter O'Connor

Walter C. O'Connor
Vice President and Portfolio Manager

September 25, 1998

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                      Ten Years/     Standardized
                                                         12 Month       3 Month    Since Inception  30-Day Yield
                                                       Total Return  Total Return   Total Return    As of 8/31/98
=================================================================================================================
ML California Municipal Bond Fund Class A Shares          +8.39%        +2.48%         +108.03%        4.27%
-----------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class B Shares          +7.84         +2.43          +104.55         3.95
-----------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class C Shares          +7.65         +2.32          + 34.05         3.85
-----------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class D Shares          +8.28         +2.54          + 36.81         4.17
=================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/inception dates are: Class A Shares, 10/25/88; Class B Shares, ten years ended 8/31/98; and Class C & Class D Shares, 10/21/94.

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:

                                                        10/25/88**       8/98

ML California Municipal Bond Fund+--Class A Shares*      $9,600         $19,971
Lehman Brothers Municipal Bond Index++                   $10,000        $21,645

A line graph depicting the growth of an investment in the Fund's Class B Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:

                                                        10/25/88**       8/98

ML California Municipal Bond Fund+--Class B Shares*      $10,000        $20,453
Lehman Brothers Municipal Bond Index++                   $10,000        $22,426

A line graph depicting the growth of an investment in the Fund's Class C Shares and Class D Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:

                                                        10/21/94**        8/98

ML California Municipal Bond Fund+--Class C Shares*      $10,000        $13,405
ML California Municipal Bond Fund+--Class D Shares*      $9,600         $13,134
Lehman Brothers Municipal Bond Index++                   $10,000        $14,050

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML California Municipal Bond Fund invests primarily in long-term investment-grade obligations issued by or on behalf of the state of California, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. The starting date for the Index in the Class A Shares graph is 10/31/88 and in the Class C & Class D Shares graph is 10/31/94.
      Past performance is not predictive of future performance.

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 6/30/98                                  +8.02%           +3.70%
--------------------------------------------------------------------------------
Five Years Ended 6/30/98                            +5.85            +4.99
--------------------------------------------------------------------------------
Inception (10/25/88)
through 6/30/98                                     +7.62            +7.16
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                    % Return         % Return
                                                  Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 6/30/98                                  +7.47%           +3.47%
--------------------------------------------------------------------------------
Five Years Ended 6/30/98                            +5.31            +5.31
--------------------------------------------------------------------------------
Ten Years Ended 6/30/98                             +7.25            +7.25
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                    % Return         % Return
                                                  Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 6/30/98                                  +7.36%           +6.36%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/98                                     +7.68            +7.68
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 6/30/98                                  +7.91%           +3.59%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/98                                     +8.22            +7.03
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P      Moody's   Face                                                                                                    Value
Ratings  Ratings  Amount                                       Issue                                                     (Note 1a)
=================================================================================================================================
California--97.3%
=================================================================================================================================
NR*      NR*     $ 3,750   Alameda, California, Public Financing Authority, Local Agency, Special Tax Revenue
                           Refunding Bonds (Community Facility 1), Series A, 7% due 8/01/2019                            $  4,168
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,000   Alameda County, California, COP (Alameda County Medical Center Project),
                           5.30% due 6/01/2026 (c)                                                                          5,087
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,000   Anaheim, California, Public Financing Authority, Tax Allocation Revenue Bonds, RITES,
                           8.97% due 12/28/2018 (c)(j)                                                                      3,904
---------------------------------------------------------------------------------------------------------------------------------
                           Antioch, California, Improvement Bond Act (1915 Assessment District No. 27--Lone Tree):
NR*      NR*       4,850     Series D, 7.30% due 9/02/2013                                                                  5,048
NR*      NR*       3,985     Series E, 7.125% due 9/02/2016                                                                 4,141
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,140   Brea, California, Public Financing Authority, Tax Allocation Revenue Bonds
                           (Redevelopment Project AB), Series A, 6.75% due 8/01/2022 (c)                                    3,435
---------------------------------------------------------------------------------------------------------------------------------
                           California HFA, Home Mortgage Revenue Bonds:
AA-      Aa        3,620     AMT, Series A, 7.70% due 8/01/2030                                                             3,773
AA-      Aa          440     AMT, Series B, 8% due 8/01/2029                                                                  457
AA-      Aa       10,115     AMT, Series F-1, 7% due 8/01/2026                                                             10,982
AA-      Aa          655     AMT, Series G, 8.15% due 8/01/2019                                                               669
AA-      Aa        1,720     Series D, 7.25% due 8/01/2017                                                                  1,816
---------------------------------------------------------------------------------------------------------------------------------
                           California HFA, Revenue Bonds, AMT:
AA-      Aa        4,000     RIB, 9.061% due 8/01/2023 (j)                                                                  4,605
AAA      Aaa         980     Series A, 7.20% due 2/01/2026 (c)                                                              1,045
---------------------------------------------------------------------------------------------------------------------------------
                           California Health Facilities Financing Authority Revenue Bonds:
AAA      Aaa       4,350     (Kaiser Permanente), Series A, 7% due 10/01/2018 (c)                                           4,577
AAA      Aaa      12,285     RITR, Series 17, 6.87% due 8/15/2030 (c)(j)                                                   13,173
NR*      A1        5,780     (Scripps Research Institute), Series A, 6.625% due 7/01/2014                                   6,455
---------------------------------------------------------------------------------------------------------------------------------
                           California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                           Electric Co.), VRDN (k):
NR*      NR*       4,900     AMT, Series B, 3.60% due 11/01/2026                                                            4,900
A1       NR*       2,300     AMT, Series G, 3.60% due 2/01/2016                                                             2,300
A1+      NR*         600     Series C, 3.55% due 11/01/2026                                                                   600
---------------------------------------------------------------------------------------------------------------------------------
A1       VMIG1+      600   California Pollution Control Financing Authority, PCR (Southern California Edison), VRDN,
                           Series A, 3.25% due 2/28/2008 (k)                                                                  600
---------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch California Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
GO        General Obligation Bonds
HFA       Housing Finance Agency
INFLOS    Inverse Floating Rate Municipal Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
RIB       Residual Interest Bonds
RITES     Residual Interest Tax-Exempt Securities
RITR      Residual Interest Trust Receipts
S/F       Single-Family
UT        Unlimited Tax
VRDN      Variable Rate Demand Notes

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P      Moody's   Face                                                                                                    Value
Ratings  Ratings  Amount                                       Issue                                                     (Note 1a)
=================================================================================================================================
California (continued)
=================================================================================================================================
                           California State Department of Water Resources, Water System Revenue Bonds
                           (Central Valley Project) (c):
AAA      Aaa     $10,000     Refunding, Series Q, 5.375% due 12/01/2027                                                  $ 10,364
AAA      Aaa      25,000     Series O, 4.75% due 12/01/2029                                                                23,920
---------------------------------------------------------------------------------------------------------------------------------
                           California State Public Works Board, Lease Revenue Bonds:
A        Aaa      10,675     (Department of Corrections--Monterey County--Soledad II), Series A,
                             7% due 11/01/2004 (a)                                                                         12,660
A        A         3,555     High Technology Facilities (San Jose Facilities), Series A, 7.75% due 8/01/2006                4,087
A        Aaa       7,000     (Various Community College Projects), Series B, 7% due 3/01/2004 (a)                           8,201
---------------------------------------------------------------------------------------------------------------------------------
                           California State, Refunding:
AAA      Aaa      10,350     5.375% due 6/01/2026 (e)                                                                      10,727
A+       A1        4,875     UT, 5.625% due 9/01/2024                                                                       5,140
---------------------------------------------------------------------------------------------------------------------------------
                           California Statewide Communities Development Authority, COP:
NR*      Aaa      12,000     RITR, Series 24, 6.935% due 12/01/2015 (f)(j)                                                 12,935
AA       Aa        4,750     Revenue Bonds (Saint Joseph Health System Group), 6.625% due 7/01/2004 (a)                     5,484
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,000   Central Coast, California, Water Authority Revenue Bonds (State Water Project Regional
                           Facilities), 6.60% due 10/01/2002 (a)(d)                                                         5,629
---------------------------------------------------------------------------------------------------------------------------------
BBB      NR*       1,000   Contra Costa County, California, Public Financing Authority, Tax Allocation Revenue
                           Refunding Bonds, Series A, 7.10% due 8/01/2022                                                   1,100
---------------------------------------------------------------------------------------------------------------------------------
                           Corona, California, COP, Corona Community:
AAA      Aaa       1,915     8% due 3/01/2009 (a)                                                                           2,507
AAA      Aaa       2,065     8% due 3/01/2010 (a)                                                                           2,724
AAA      Aaa       2,230     8% due 3/01/2011 (a)                                                                           2,965
AAA      Aaa       2,410     8% due 3/01/2012 (a)                                                                           3,230
AAA      Aaa       2,605     8% due 3/01/2013 (a)                                                                           3,518
AAA      Aaa       2,810     8% due 3/01/2014 (a)                                                                           3,823
AAA      Aaa       3,035     8% due 3/01/2015 (i)                                                                           4,146
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      20,000   East Bay, California, Municipal Utility District, Water System Subordinated Revenue Bonds,
                           4.75% due 6/01/2028 (c)                                                                         19,259
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,120   Fontana, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Southwest
                           Industrial Park Project), 4.75% due 9/01/2026 (c)                                                3,960
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,000   Fresno County, California, Transportation Authority, Sales Tax Revenue Bonds, Second
                           Senior Series, 5.25% due 4/01/2007 (d)                                                           5,394
---------------------------------------------------------------------------------------------------------------------------------
                           Long Beach, California, Improvement Bond Act (1915 Assessment District 90-2):
NR*      NR*         465     7% due 9/02/2001                                                                                 484
NR*      NR*         495     7.05% due 9/02/2002                                                                              515
NR*      NR*         530     7.10% due 9/02/2003                                                                              551
NR*      NR*         570     7.15% due 9/02/2004                                                                              593
NR*      NR*         610     7.20% due 9/02/2005                                                                              634
NR*      NR*         655     7.25% due 9/02/2006                                                                              681
NR*      NR*       4,065     7.50% due 9/02/2011                                                                            4,228
---------------------------------------------------------------------------------------------------------------------------------
NR*      NR*       5,695   Long Beach, California, M/F Housing Redevelopment Agency Revenue Bonds (Pacific Court
                           Apartments), AMT, Issue B, 6.95% due 9/01/2023 (b)                                               3,132
---------------------------------------------------------------------------------------------------------------------------------
NR*      NR*       1,000   Long Beach, California, Special Tax Community Facilities and Public Improvements Bonds
                           (District No. 3--Pine Avenue), 6.375% due 9/01/2023                                              1,078
---------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P      Moody's   Face                                                                                                    Value
Ratings  Ratings  Amount                                       Issue                                                     (Note 1a)
=================================================================================================================================
California (continued)
=================================================================================================================================
AAA      Aaa     $ 5,150   Los Angeles, California, Community Redevelopment Agency, Tax Allocation Refunding Bonds
                           (Bunker Hill), Series H, 6.50% due 12/01/2016 (f)                                             $  5,811
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      17,050   Los Angeles, California, Convention and Exhibition Center Authority, COP,
                           9% due 12/01/2005 (a)                                                                           22,430
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       8,950   Los Angeles, California, Convention and Exhibition Center Authority, Lease Revenue Bonds,
                           RITR, Series 21, 6.87% due 8/15/2018 (j)                                                         9,435
---------------------------------------------------------------------------------------------------------------------------------
                           Los Angeles, California, Department of Water and Power:
A+       Aa3      20,000     Electric Plant Revenue Refunding Bonds, 6.375% due 2/01/2020                                  21,677
AAA      Aaa       5,000     Waterworks Revenue Bonds, 6.30% due 7/01/2024 (c)                                              5,614
---------------------------------------------------------------------------------------------------------------------------------
                           Los Angeles, California, Harbor Department Revenue Bonds:
AAA      NR*       5,000     7.60% due 10/01/2018 (i)                                                                       6,480
AAA      Aaa       5,000     AMT, RITR, Series 7, 8.495% due 11/01/2026 (c)(j)                                              6,202
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      10,000   Los Angeles, California, Unified School District, UT, Series A, 5% due 7/01/2021 (e)             9,932
---------------------------------------------------------------------------------------------------------------------------------
                           Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue
                           Bonds (d):
AAA      Aaa       5,860     RITR, Series 30, 6.62% due 7/01/2023 (j)                                                       6,054
AAA      Aaa       5,500     Refunding, Property C, Second Senior Series A, 5% due 7/01/2023                                5,457
---------------------------------------------------------------------------------------------------------------------------------
                           Metropolitan Water District, Southern California, Waterworks Revenue Bonds:
AA       Aa2      11,650     RIB, 7.864% due 8/05/2022 (j)                                                                 13,135
AA       Aa2      30,000     Series A, 5% due 7/01/2026                                                                    29,775
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,400   Northern California, Power Agency, Public Power Revenue Refunding Bonds
                           (Hydroelectric Project), Series A, 5% due 7/01/2028 (c)                                          1,389
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      10,000   Northern California, Transmission Revenue Bonds, RITR, Series 16, 6.62% due
                           5/01/2020 (c)(j)                                                                                10,324
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,635   Ontario, California, Redevelopment Financing Authority Revenue Bonds (Cimarron Project
                           No. 1--Center City), 6.375% due 8/01/2020 (c)                                                    6,145
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      11,620   Pittsburg, California, Redevelopment Agency, Residential Mortgage Revenue Bonds,
                           9.60% due 6/01/2016 (i)                                                                         18,063
---------------------------------------------------------------------------------------------------------------------------------
NR*      NR*       8,015   Pleasanton, California, Joint Powers Financing Authority, Revenue Reassessment Bonds,
                           Sub-Series B, 6.75% due 9/02/2017                                                                8,696
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       7,000   Sacramento, California, Municipal Utility District, Electric Revenue Bonds, INFLOS,
                           9.071% due 8/15/2018 (e)(j)                                                                      8,339
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,850   San Francisco, California, Bay Area Rapid Transportation District, Sales Tax Revenue
                           Refunding Bonds, 5% due 7/01/2028 (d)                                                            1,836
---------------------------------------------------------------------------------------------------------------------------------
                           San Francisco, California, City and County Airport Commission, International Airport
                           Revenue Bonds, Second Series:
AAA      Aaa       3,240     AMT, Issue 6, 6.50% due 5/01/2018 (d)                                                          3,613
AAA      Aaa       8,000     AMT, Issue 6, 6.60% due 5/01/2020 (d)                                                          8,900
AAA      Aaa      20,000     Issue 15B, 4.50% due 5/01/2028 (c)                                                            18,519
---------------------------------------------------------------------------------------------------------------------------------
NR*      NR*       1,280   San Francisco, California, City and County Redevelopment Agency, Community Facilities
                           District Special Tax No. 1 Bonds (South Beach), 8.20% due 8/01/2013                              1,310
---------------------------------------------------------------------------------------------------------------------------------
                           Santa Clara, California, Electric Revenue Bonds, Series A:
AAA      Aaa       4,150     6.50% due 7/01/2001 (a)(c)                                                                     4,544
AAA      Aaa      15,000     Refunding, 5% due 7/01/2027 (d)                                                               14,886
---------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P      Moody's   Face                                                                                                    Value
Ratings  Ratings  Amount                                       Issue                                                     (Note 1a)
=================================================================================================================================
California (concluded)
=================================================================================================================================
AAA      Aaa     $10,000   Santa Clara County, California, Financing Authority, Lease Revenue Bonds (VMC Facility
                           Replacement Project), Series A, 6.75% due 11/15/2004 (a)(d)                                   $ 11,732
---------------------------------------------------------------------------------------------------------------------------------
                           Santa Fe Springs, California, Redevelopment Agency, Tax Allocation Bonds (Consolidated
                           Redevelopment Project), Series A (c):
AAA      Aaa       1,240     6.40% due 9/01/2002 (a)                                                                        1,383
AAA      Aaa         760     6.40% due 9/01/2022                                                                              838
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      10,000   Santa Rosa, California, Wastewater Revenue Refunding Bonds (Subregional Wastewater
                           Project), Series A, 5% due 9/01/2022 (e)                                                         9,931
---------------------------------------------------------------------------------------------------------------------------------
                           Southern California Home Financing Authority, S/F Mortgage Revenue Bonds, AMT (h):
AAA      NR*       2,760     (Mortgage-Backed Securities), Series A, 7.625% due 10/01/2023                                  2,898
AAA      NR*       2,355     (Mortgage-Backed Securities), Series A, 7.35% due 9/01/2024 (g)                                2,486
AAA      NR*         890     Series B, 7.75% due 3/01/2024 (g)                                                                936
---------------------------------------------------------------------------------------------------------------------------------
BBB+     NR*      10,000   Stanislaus, California, Waste-to-Energy Financing Agency, Solid Waste Facility Revenue
                           Refunding Bonds (Ogden Martin System Inc. Project), 7.625% due 1/01/2010                        10,563
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,000   Tri-City, California, Hospital District Revenue Bonds (Tri-City Hospital), 7.50% due
                           2/01/2002 (a)(c)                                                                                 4,546
---------------------------------------------------------------------------------------------------------------------------------
                           University of California Revenue Bonds (Multiple Purpose Projects) (a):
AA-      NR*      14,700     Refunding, Series A, 6.875% due 9/01/2002                                                     16,651
AAA      Aaa       8,000     Series D, 6.25% due 9/01/2002 (c)                                                              8,887
AAA      Aaa       6,000     Series D, 6.375% due 9/01/2002 (c)                                                             6,693
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,940   University of California Revenue Bonds, RITR, Series 13, 8.87% due 9/01/2019 (c)(j)              3,616
---------------------------------------------------------------------------------------------------------------------------------
NR*      A2        6,000   West Covina, California, COP (Queen of the Valley Hospital), 6.95% due 8/15/2004 (a)(c)          7,045
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       6,000   West Sacramento, California, Redevelopment Agency, Tax Allocation Bonds
                           (West Sacramento Redevelopment Project), 6.25% due 9/01/2010 (c)                                 6,483
---------------------------------------------------------------------------------------------------------------------------------

=================================================================================================================================
Puerto Rico--1.5%
=================================================================================================================================
AAA      Aaa       5,000   Puerto Rico Commonwealth, GO, UT, 6.45% due 7/01/2004 (a)                                        5,711
---------------------------------------------------------------------------------------------------------------------------------
A-       VMIG1+    3,200   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                           Facilities Revenue Bonds (Ana G. Mendez University Systems Project), VRDN, Series A,
                           3.15% due 1/01/2015 (k)                                                                          3,200
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$551,425)--98.8%                                                                                 597,569
Other Assets Less Liabilities--1.2%                                                                                         7,239
                                                                                                                         --------
Net Assets--100.0%                                                                                                       $604,808
                                                                                                                         ========
---------------------------------------------------------------------------------------------------------------------------------

(a)   Prerefunded.
(b)   Non-income producing security.
(c)   MBIA Insured.
(d)   AMBAC Insured.
(e)   FGIC Insured.
(f)   FSA Insured.
(g)   FNMA Collateralized.
(h)   GNMA Collateralized.
(i)   Escrowed to maturity.
(j) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 1998.
(k) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 1998.
*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.
Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of August 31, 1998

Assets:              Investments, at value (identified cost--$551,425,207) (Note 1a) .............                 $597,569,168
                     Cash ........................................................................                       29,220
                     Receivables:
                       Securities sold ...........................................................   $16,648,552
                       Interest ..................................................................     8,988,815
                       Beneficial interest sold ..................................................       822,007     26,459,374
                                                                                                     -----------
                     Prepaid registration fees and other assets (Note 1e) ........................                       86,512
                                                                                                                   ------------
                     Total assets ................................................................                  624,144,274
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Securities purchased ......................................................    17,109,545
                       Beneficial interest redeemed ..............................................     1,092,341
                       Dividends to shareholders (Note 1f) .......................................       545,221
                       Investment adviser (Note 2) ...............................................       259,516
                       Distributor (Note 2) ......................................................       156,294     19,162,917
                                                                                                     -----------
                     Accrued expenses and other liabilities ......................................                      173,203
                                                                                                                   ------------
                     Total liabilities ...........................................................                   19,336,120
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets ..................................................................                 $604,808,154
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------
Net Assets           Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:          shares authorized ...........................................................                 $    374,761
                     Class B Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ...........................................................                    2,805,927
                     Class C Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ...........................................................                      104,039
                     Class D Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ...........................................................                    1,690,628
                     Paid-in capital in excess of par ............................................                  548,572,044
                     Undistributed realized capital gains on investments--net ....................                    5,116,794
                     Unrealized appreciation on investments--net .................................                   46,143,961
                                                                                                                   ------------
                     Net assets ..................................................................                 $604,808,154
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:     Class A--Based on net assets of $45,544,443 and 3,747,608 shares
                     of beneficial interest outstanding ..........................................                 $      12.15
                                                                                                                   ============
                     Class B--Based on net assets of $341,111,427 and 28,059,270 shares
                     of beneficial interest outstanding ..........................................                 $      12.16
                                                                                                                   ============
                     Class C--Based on net assets of $12,645,617 and 1,040,386 shares
                     of beneficial interest outstanding ..........................................                 $      12.15
                                                                                                                   ============
                     Class D--Based on net assets of $205,506,667 and 16,906,280 shares
                     of beneficial interest outstanding ..........................................                 $      12.16
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

Statement of Operations

                                                                                                             For the Year Ended
                                                                                                                August 31, 1998
-------------------------------------------------------------------------------------------------------------------------------
Investment Income    Interest and amortization of premium and discount earned ....................                 $ 35,748,275
(Note 1d):
-------------------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees (Note 2) ...........................................   $ 3,301,460
                     Account maintenance and distribution fees--Class B (Note 2) .................     1,770,179
                     Account maintenance fees--Class D (Note 2) ..................................       194,504
                     Professional fees ...........................................................       142,063
                     Transfer agent fees--Class B (Note 2) .......................................       123,989
                     Accounting services (Note 2) ................................................       116,211
                     Account maintenance and distribution fees--Class C (Note 2) .................        71,998
                     Registration fees (Note 1e) .................................................        64,632
                     Custodian fees ..............................................................        60,995
                     Transfer agent fees--Class D (Note 2) .......................................        55,687
                     Printing and shareholder reports ............................................        40,398
                     Trustees' fees and expenses .................................................        39,319
                     Pricing fees ................................................................        16,084
                     Transfer agent fees--Class A (Note 2) .......................................        12,758
                     Transfer agent fees--Class C (Note 2) .......................................         4,303
                     Other .......................................................................         6,256
                                                                                                     -----------
                     Total expenses ..............................................................                    6,020,836
                                                                                                                   ------------
                     Investment income--net ......................................................                   29,727,439
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Realized & Unreal-   Realized gain on investments--net ...........................................                   17,029,420
ized Gain on         Change in unrealized appreciation on investments--net .......................                      110,393
Investments--Net                                                                                                   ------------
(Notes 1b, 1d & 3):  Net Increase in Net Assets Resulting from Operations ........................                 $ 46,867,252
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

Statements of Changes in Net Assets

                                                                                                         For the Year Ended
                                                                                                              August 31,
                                                                                                     --------------------------
Increase (Decrease) in Net Assets:                                                                       1998          1997
-------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net .......................................................  $ 29,727,439  $ 32,122,705
                     Realized gain on investments--net ............................................    17,029,420     7,326,062
                     Change in unrealized appreciation on investments--net ........................       110,393    10,038,184
                                                                                                     ------------  ------------
                     Net increase in net assets resulting from operations .........................    46,867,252    49,486,951
                                                                                                     ------------  ------------
-------------------------------------------------------------------------------------------------------------------------------
Dividends to         Investment income--net:
Shareholders           Class A ....................................................................    (2,340,837)   (2,365,153)
(Note 1f):             Class B ....................................................................   (16,812,983)  (20,956,944)
                       Class C ....................................................................      (556,750)     (442,724)
                       Class D ....................................................................   (10,016,869)   (8,357,884)
                                                                                                     ------------  ------------
                     Net decrease in net assets from dividends to shareholders ....................   (29,727,439)  (32,122,705)
                                                                                                     ------------  ------------
-------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net decrease in net assets derived from beneficial interest transactions .....   (29,206,031)  (43,754,648)
Transactions                                                                                         ------------  ------------
(Note 4):
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total decrease in net assets .................................................   (12,066,218)  (26,390,402)
                     Beginning of year ............................................................   616,874,372   643,264,774
                                                                                                     ------------  ------------
                     End of year ..................................................................  $604,808,154  $616,874,372
                                                                                                     ============  ============
-------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

Financial Highlights

                                                                                        Class A
The following per share data and ratios have been derived    -------------------------------------------------------------
from information provided in the financial statements.                         For the Year Ended August 31,
                                                             -------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         1998         1997        1996          1995         1994
--------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year .... $   11.81    $   11.49    $   11.40    $   11.32    $   12.38
Operating                                                    ---------    ---------    ---------    ---------    ---------
Performance:         Investment income--net ................       .63          .64          .64          .64          .68
                     Realized and unrealized gain (loss) on
                     investments--net ......................       .34          .32          .09          .08         (.78)
                                                             ---------    ---------    ---------    ---------    ---------
                     Total from investment operations ......       .97          .96          .73          .72         (.10)
                                                             ---------    ---------    ---------    ---------    ---------
                     Less dividends and distributions:
                       Investment income--net ..............      (.63)        (.64)        (.64)        (.64)        (.68)
                       Realized gain on investments--net ...        --           --           --           --         (.19)
                       In excess of realized gain on
                       investments--net ....................        --           --           --           --         (.09)
                                                             ---------    ---------    ---------    ---------    ---------
                     Total dividends and distributions .....      (.63)        (.64)        (.64)        (.64)        (.96)
                                                             ---------    ---------    ---------    ---------    ---------
                     Net asset value, end of year .......... $   12.15    $   11.81    $   11.49    $   11.40    $   11.32
                                                             =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ....      8.39%        8.55%        6.53%        6.75%        (.92%)
Return:*                                                     =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ..............................       .65%         .63%         .65%         .65%         .62%
Net Assets:                                                  =========    =========    =========    =========    =========
                     Investment income--net ................      5.25%        5.49%        5.51%        5.83%        5.65%
                                                             =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands)  $  45,544    $  44,652    $  42,668    $  44,228    $  60,017
Data:                                                        =========    =========    =========    =========    =========
                     Portfolio turnover ....................     90.92%       73.60%       53.79%       53.40%       75.66%
                                                             =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------

            *     Total investment returns exclude the effects of sales loads.

                  See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

Financial Highlights (continued)

                                                                                        Class B
The following per share data and ratios have been derived    -------------------------------------------------------------
from information provided in the financial statements.                         For the Year Ended August 31,
                                                             -------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         1998         1997        1996          1995         1994
--------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year .... $   11.82    $   11.49    $   11.40    $   11.32    $   12.38
Operating                                                    ---------    ---------    ---------    ---------    ---------
Performance:         Investment income--net ................       .57          .58          .58          .59          .61
                     Realized and unrealized gain (loss) on
                     investments--net ......................       .34          .33          .09          .08         (.78)
                                                             ---------    ---------    ---------    ---------    ---------
                     Total from investment operations ......       .91          .91          .67          .67         (.17)
                                                             ---------    ---------    ---------    ---------    ---------
                     Less dividends and distributions:
                       Investment income--net ..............      (.57)        (.58)        (.58)        (.59)        (.61)
                       Realized gain on investments--net ...        --           --           --           --         (.19)
                       In excess of realized gain on
                       investments--net ....................        --           --           --           --         (.09)
                                                             ---------    ---------    ---------    ---------    ---------
                     Total dividends and distributions .....      (.57)        (.58)        (.58)        (.59)        (.89)
                                                             ---------    ---------    ---------    ---------    ---------
                     Net asset value, end of year .......... $   12.16    $   11.82    $   11.49    $   11.40    $   11.32
                                                             =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ....      7.84%        8.09%        5.99%        6.25%       (1.50%)
Return:*                                                     =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ..............................      1.16%        1.14%        1.16%        1.16%        1.13%
Net Assets:                                                  =========    =========    =========    =========    =========
                     Investment income--net ................      4.75%        4.98%        5.01%        5.32%        5.15%
                                                             =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands)  $ 341,111    $ 376,018    $ 480,668    $ 616,199    $ 726,888
Data:                                                        =========    =========    =========    =========    =========
                     Portfolio turnover ....................     90.92%       73.60%       53.79%       53.40%       75.66%
                                                             =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------

            *     Total investment returns exclude the effects of sales loads.

                  See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                        Class C
                                                                   ------------------------------------------------
                                                                                                           For the
                                                                                                            Period
The following per share data and ratios have been derived                                                  Oct. 21,
from information provided in the financial statements.                For the Year Ended August 31,        1994+ to
                                                                   -----------------------------------    August 31,
Increase (Decrease) in Net Asset Value:                               1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......  $   11.82    $   11.49    $   11.40    $   10.94
Operating                                                          ---------    ---------    ---------    ---------
Performance:         Investment income--net .....................        .55          .57          .57          .49
                     Realized and unrealized gain on
                       investments--net .........................        .33          .33          .09          .46
                                                                   ---------    ---------    ---------    ---------
                     Total from investment operations ...........        .88          .90          .66          .95
                                                                   ---------    ---------    ---------    ---------
                     Less dividends from investment income--net .       (.55)        (.57)        (.57)        (.49)
                                                                   ---------    ---------    ---------    ---------
                     Net asset value, end of period .............  $   12.15    $   11.82    $   11.49    $   11.40
                                                                   =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .........       7.65%        7.98%        5.88%         8.91%++
Return:**                                                          =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...................................       1.26%        1.24%        1.26%        1.27%*
Net Assets:                                                        =========    =========    =========    =========
                     Investment income--net .....................       4.64%        4.87%        4.91%        5.04%*
                                                                   =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...  $  12,646    $  10,904    $   8,112    $   3,131
Data:                                                              =========    =========    =========    =========
                     Portfolio turnover .........................      90.92%       73.60%       53.79%       53.40%
                                                                   =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------

                                                                                        Class D
                                                                   ------------------------------------------------
                                                                                                           For the
                                                                                                            Period
The following per share data and ratios have been derived                                                  Oct. 21,
from information provided in the financial statements.                For the Year Ended August 31,        1994+ to
                                                                   -----------------------------------    August 31,
Increase (Decrease) in Net Asset Value:                               1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......  $   11.82    $   11.49    $   11.40    $   10.94
Operating                                                          ---------    ---------    ---------    ---------
Performance:         Investment income--net .....................        .62          .63          .63          .54
                     Realized and unrealized gain on
                       investments--net .........................        .34          .33          .09          .46
                                                                   ---------    ---------    ---------    ---------
                     Total from investment operations ...........        .96          .96          .72         1.00
                                                                   ---------    ---------    ---------    ---------
                     Less dividends from investment income--net .       (.62)        (.63)        (.63)        (.54)
                                                                   ---------    ---------    ---------    ---------
                     Net asset value, end of period .............  $   12.16    $   11.82    $   11.49    $   11.40
                                                                   =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .........       8.28%        8.53%        6.43%        9.39%++
Return:**                                                          =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...................................        .75%         .73%         .75%         .76%*
Net Assets:                                                        =========    =========    =========    =========
                     Investment income--net .....................       5.15%        5.39%        5.42%        5.59%*
                                                                   =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...  $ 205,507    $ 185,300    $ 111,817    $   3,846
Data:                                                              =========    =========    =========    =========
                     Portfolio turnover .........................      90.92%       73.60%       53.79%       53.40%
                                                                   =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------

            *     Annualized.
            **    Total investment returns exclude the effects of sales loads.
            +     Commencement of operations.
            ++    Aggregate total investment return.

                  See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch California Municipal Bond Fund (the "Fund") is part of Merrill Lynch California Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                 Account          Distribution
                                             Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class B ...................................       0.25%               0.25%
Class C ...................................       0.25%               0.35%
Class D ...................................       0.10%                 --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended August 31, 1998, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                MLFD                MLPF&S
--------------------------------------------------------------------------------
Class A ...................................    $1,294              $10,157
Class D ...................................    $7,401              $64,966
--------------------------------------------------------------------------------

For the year ended August 31, 1998, MLPF&S received contingent deferred sales charges of $184,769 and $10,718 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for year ended August 31, 1998 were $538,280,861 and $581,064,810, respectively.

Net realized gains for the year ended August 31, 1998 and net unrealized gains as of August 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                                Realized          Unrealized
                                                  Gains             Gains
--------------------------------------------------------------------------------
Long-term investments .....................   $16,998,464        $46,143,961
Financial futures contracts ...............        30,956                 --
                                              -----------        -----------
Total .....................................   $17,029,420        $46,143,961
                                              ===========        ===========
--------------------------------------------------------------------------------

As of August 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $46,143,961, of which $48,736,505 related to appreciated securities and $2,592,544 related to depreciated securities. The aggregate cost of investments at August 31, 1998 for Federal income tax purposes was $551,425,207.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $29,206,031 and $43,754,648 for the years ended August 31, 1998 and August 31, 1997, respectively.

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

NOTES TO FINANCIAL STATEMENTS (Concluded)

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended August 31, 1998                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold .................................       506,818       $   6,071,649
Shares issued to shareholders
in reinvestment of dividends ................        87,865           1,052,882
                                                 ----------       -------------
Total issued ................................       594,683           7,124,531
Shares redeemed .............................      (626,914)         (7,499,701)
                                                 ----------       -------------
Net decrease ................................       (32,231)      $    (375,170)
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended August 31, 1997                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold .................................       784,082       $   9,128,183
Shares issued to shareholders
in reinvestment of dividends ................        90,013           1,049,006
                                                 ----------       -------------
Total issued ................................       874,095          10,177,189
Shares redeemed .............................      (807,960)         (9,396,731)
                                                 ----------       -------------
Net increase ................................        66,135       $     780,458
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended August 31, 1998                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold .................................     3,238,613       $  38,815,462
Shares issued to shareholders
in reinvestment of dividends ................       623,290           7,470,574
                                                 ----------       -------------
Total issued ................................     3,861,903          46,286,036
Automatic conversion
of shares ...................................    (2,328,829)        (27,891,779)
Shares redeemed .............................    (5,293,608)        (63,357,826)
                                                 ----------       -------------
Net decrease ................................    (3,760,534)      $ (44,963,569)
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended August 31, 1997                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold .................................     3,032,901       $  35,356,868
Shares issued to shareholders
in reinvestment of dividends ................       801,637           9,343,192
                                                 ----------       -------------
Total issued ................................     3,834,538          44,700,060
Automatic conversion
of shares ...................................    (6,809,790)        (79,213,998)
Shares redeemed .............................    (7,027,468)        (81,817,493)
                                                 ----------       -------------
Net decrease ................................   (10,002,720)      $(116,331,431)
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended August 31, 1998                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold .................................       500,733       $   6,006,963
Shares issued to shareholders
in reinvestment of dividends ................        27,819             333,408
                                                 ----------       -------------
Total issued ................................       528,552           6,340,371
Shares redeemed .............................      (411,004)         (4,925,274)
                                                 ----------       -------------
Net increase ................................       117,548       $   1,415,097
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended August 31, 1997                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold .................................       528,637       $   6,169,836
Shares issued to shareholders
in reinvestment of dividends ................        21,632             252,331
                                                 ----------       -------------
Total issued ................................       550,269           6,422,167
Shares redeemed .............................      (333,381)         (3,882,185)
                                                 ----------       -------------
Net increase ................................       216,888       $   2,539,982
                                                 ==========       =============
-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended August 31, 1998                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold .................................       767,331       $   8,979,713
Automatic conversion
of shares ...................................     2,329,040          27,891,779
Shares issued to shareholders
in reinvestment of dividends ................       334,888           4,242,629
                                                 ----------       -------------
Total issued ................................     3,431,259          41,114,121
Shares redeemed .............................    (2,207,281)        (26,396,510)
                                                 ----------       -------------
Net increase ................................     1,223,978       $  14,717,611
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended August 31, 1997                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold .................................       788,405       $   9,195,140
Automatic conversion
of shares ...................................     6,809,790          79,213,998
Shares issued to shareholders
in reinvestment of dividends ................       310,139           3,617,224
                                                 ----------       -------------
Total issued ................................     7,908,334          92,026,362
Shares redeemed .............................    (1,956,003)        (22,770,019)
                                                 ----------       -------------
Net increase ................................     5,952,331       $  69,256,343
                                                 ==========       =============
-------------------------------------------------------------------------------

Merrill Lynch California Municipal Bond Fund                     August 31, 1998

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, Merrill Lynch California Municipal Bond Fund of Merrill Lynch California Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch California Municipal Bond Fund of Merrill Lynch California Municipal Series Trust as of August 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch California Municipal Bond Fund of Merrill Lynch California Municipal Series Trust as of August 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
October 7, 1998

IMPORTANT TAX INFORMATION (unaudited)

All of the net investment income distributions paid monthly by Merrill Lynch California Municipal Bond Fund during its taxable year ended August 31, 1998 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributions made by the Fund during the year.

Please retain this information for your records.

Officers and Trustees

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Gerald M. Richard, Treasurer
Robert E. Putney, III, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch California
Municipal Bond Fund
Merrill Lynch California
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #10329--8/98

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